Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions			3 Months Ended
	Feb. 26, 2025 CAD ($)	Feb. 26, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 CAD ($)
Disclosure of financial assets [line items]
Net realized gains (losses)			$ (920)		$ 6
Other Disposals Of Assets [Member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 281	$ 197
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			(911)		0
Debt securities at amortized cost [member] | Restructuring Provision [Member] | U.S. Retail [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			923	$ 649
Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			$ (9)		$ 6